Debt (Details) - Schedule of Short-Term Loans € in Thousands, £ in Thousands, ¥ in Millions, $ in Millions		Jun. 30, 2024 USD ($)		May 13, 2024 USD ($)	May 13, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CNY (¥)	Feb. 21, 2024 USD ($)	Feb. 21, 2024 CNY (¥)	Jan. 29, 2024 USD ($)	Jan. 29, 2024 CNY (¥)	Jan. 23, 2024 USD ($)	Jan. 23, 2024 HKD ($)	Dec. 11, 2023 USD ($)	Dec. 11, 2023 CNY (¥)	Nov. 21, 2023 USD ($)	Nov. 21, 2023 HKD ($)	Nov. 09, 2023 USD ($)	Nov. 09, 2023 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 24, 2023 USD ($)	Oct. 24, 2023 CNY (¥)	Sep. 07, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 29, 2023 HKD ($)	Aug. 25, 2023 USD ($)	Aug. 25, 2023 CNY (¥)	Jun. 30, 2023 USD ($)		Jun. 28, 2023 USD ($)	Jun. 28, 2023 GBP (£)	Jun. 09, 2023 USD ($)	May 11, 2023 USD ($)	Apr. 25, 2023 USD ($)	Apr. 25, 2023 CNY (¥)	Mar. 30, 2023 USD ($)	Mar. 30, 2023 CNY (¥)	Mar. 28, 2023 USD ($)	Mar. 28, 2023 HKD ($)	Feb. 22, 2023 USD ($)	Nov. 21, 2022 USD ($)	Nov. 21, 2022 EUR (€)	Sep. 27, 2022 USD ($)	Sep. 27, 2022 GBP (£)	Aug. 10, 2022 USD ($)	Mar. 22, 2022 USD ($)	Mar. 22, 2022 CNY (¥)
Short-Term Debt [Line Items]
Total short-term loans, net		$ 10,211,264								$ 2,900,000														$ 2							$ 14,022,523
Less: Debt issuance cost	[1]	(27,105)																													(11,593)
Shanghai Pudong Development Bank [Member]
Short-Term Debt [Line Items]
Total short-term loans, net		4,209,450	[2]			$ 2,000,000	¥ 14.0	$ 2,200,000	¥ 16.0													$ 2,000,000	¥ 14.0		¥ 16.0						4,152,000	[2]					$ 2,000,000	¥ 13.9	$ 2,300,000	¥ 16.1
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans, net		2,876,458	[3]								¥ 20.5																		$ 2,900,000	¥ 20.5	2,750,000	[3]											$ 2,750,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans, net			[4]	$ 1,300,000	¥ 9.0							$ 1,300,000	¥ 9.0			$ 1,100,000	¥ 8.0			$ 1,300,000	¥ 9.0					$ 1,100,000					2,400,000	[4]			$ 1,100,000	$ 1,300,000												$ 1,300,000	$ 1,100,000	¥ 8.0
Bank of China [Member]
Short-Term Debt [Line Items]
Total short-term loans, net		3,012,146	[5]											$ 1,000,000	$ 7.8			$ 1,000,000	$ 7.8								$ 1,000,000	$ 7.9			4,732,116	[5]	$ 1,000,000	£ 800							$ 1,500,000	$ 11.8		$ 1,100,000	€ 970	$ 1,200,000	£ 920
Webank [Member]
Short-Term Debt [Line Items]
Total short-term loans, net	[6]	$ 140,315

[1]	In order to obtain the above-mentioned loans from PRC banks, as of June 30 2024 and 2023, the Company incurred total of $36,291 and $292,998 loan origination fees to be paid to above mentioned related parties for providing loan guarantees and pledging their personal assets as collaterals to safeguard the loans. The loan origination fees were recorded as deferred financing cost against the loan balances. For the year ended June 30, 2024 and 2023, $160,681 and $215,370 deferred financing cost was amortized, respectively.
[2]	On March 30, 2023, the Company borrowed RMB16.1 million (approximately USD$2.3million) short-term loan from Shanghai Pudong Development Bank (“SPD”) as working capital for six months, with loan maturity date on September 26, 2023 and effective interest rate of 4.64% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.
[3]	On February 22, 2023, the Company borrowed $2.75 million on short-term loan from ABC as working capital for six months, with loan maturity date on August 18, 2023 and effective interest rate of 5.69% per annum. The loan was fully repaid upon maturity.
[4]	On May 11, 2023, the Company borrowed $1.3 million short-term loan from ICBC as working capital for three months, with loan maturity date on August 8, 2023 and effective interest rate of 5.56% per annum. The loan borrowed from ICBC Bank was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.
[5]	On September 27, 2022, the Company borrowed GBP£0.92 million (approximately $1.2 million) short-term loan from Bank of China as working capital for twelve months, with loan maturity date on September 27, 2023 and effective interest rate of 4.51% per annum. The loan was pledged by a term deposit of JPY ¥144.7 million (approximately $0.9 million). The loan was fully repaid upon maturity.
[6]	On August 4, 2023, the Company borrowed RMB1.0 million (approximately $0.1 million) short-term loan from Webank of China as working capital for two months, with loan maturity date on October 3, 2023 and effective interest rate of 8.82% per annum. The loan was fully repaid upon maturity.